Significant accounting policies - Credit, product and supplier concentrations and off-balance-sheet risk (Details) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024 USD ($) customer	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) customer	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2024 USD ($) customer	Sep. 30, 2023 USD ($) customer	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer
Concentration Risk [Line Items]
Total | $	$ 35,813	$ 31,549	$ 31,559	$ 30,804	$ 28,456	$ 25,824	$ 26,646	$ 23,500	$ 29,552	$ 59,260	$ 53,052	$ 102,260	$ 90,819	$ 79,698	$ 122,368	$ 105,522	$ 110,556
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers outside the United States
Concentration Risk [Line Items]
Concentration risk (in percent)															38.00%	41.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One customer
Concentration Risk [Line Items]
Concentration risk (in percent)															10.00%	10.00%
Total | $															$ 14,000	$ 13,700
Number Of Customers With High Percent Of Total Revenue | customer	1		1									0	1		1	1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer
Concentration Risk [Line Items]
Concentration risk (in percent)																	10.00%
Number Of Customers With High Percent Of Total Revenue | customer																	0